EXHIBIT 99.1
Noteholders Report
Crusade Global Trust No.1 of 2007

Record/Determination Date:	17 July 2007
Payment Date:	19 July 2007

Quarter-end distribution for the Quarterly Collection Period from 01 April 2007 to 30 June 2007

 Principal Payments This Quarter

	Beginning Invested & Stated Amount	Charge Offs - Current Period	Carryover Charge Offs	Principal Payments	Ending Invested & Stated Amount	Bond Factor
Class A-1 Notes (USD)	1,438,221,309.74	0.00	0.00	84,627,095.18	1,353,594,214.56	93.351325%
Class A-2 Notes (EUR)	595,126,059.20	0.00	0.00	35,018,108.35	560,107,950.85	93.351325%
Month 1 - Class A3 Notes (AUD) Paid 21 May 07	694,313,735.73	0.00	0.00	10,507,049.67	683,806,686.06	97.686669%
Month 2 - Class A3 Notes (AUD) Paid 19 Jun 07	683,806,686.06	0.00	0.00	14,274,417.23	669,532,268.83	95.647467%
Month 3 - Class A3 Notes (AUD) due 19 Jul 07	669,532,268.83	0.00	0.00	16,072,992.84	653,459,275.99	93.351325%
*Quarter Total Class A-3 Notes (AUD)	694,313,735.73	0.00	0.00	40,854,459.74	653,459,275.99	93.351325%
Class B Notes (AUD)	64,600,000.00	0.00	0.00	0.00	64,600,000.00	100.000000%
Class C Notes (AUD)	29,500,000.00	0.00	0.00	0.00	29,500,000.00	100.000000%

*Rate as at third month

Coupon Payments This Quarter

	Base Rate	Margin	Coupon Rate	Coupon Payments
Class A-1 Notes (USD)	5.35988%	0.06%	5.41988%	19,703,994.70
Class A-2 Notes (EUR)	3.978%	0.07%	4.048%	6,089,594.33
Month 1 - Class A3 Notes (AUD) Paid 21 May 07	6.4233%	0.15%	6.5733%	4,001,255.87
Month 2 - Class A3 Notes (AUD) Paid 19 Jun 07	6.3250%	0.15%	6.4750%	3,517,857.55
Month 3 - Class A3 Notes (AUD) due 19 Jul 07	6.3300%	0.15%	6.4800%	3,565,947.21
*Quarter Total Class A-3 Notes (AUD)	6.3300%	0.15%	6.4800%	11,085,060.63
Class B Notes (AUD)	6.5217%	0.19%	6.7117%	1,080,969.86
Class C Notes (AUD)	6.5217%	0.28%	6.8017%	500,251.06
*Rate as at third month

Principal & Interest Carryover Amounts

	Coupon Rate	Carryover Coupon	Carryover Principal	Carryover Charge Offs	Notional Stated Amount
Class A-1 Notes (USD)	0.00	0.00	0.00	0.00	1,353,594,214.56
Class A-2 Notes (EUR)	0.00	0.00	0.00	0.00	560,107,950.85
Class A-3 Notes (AUD)	0.00	0.00	0.00	0.00	653,459,275.99
Class B Notes (AUD)	0.00	0.00	0.00	0.00	64,600,000.00
Class C Notes (AUD)	0.00	0.00	0.00	0.00	29,500,000.00
Carryover Amounts for Classes A-1, A-2, B and C Notes are paid quarterly in January, April, July & October. Carryover amounts do not apply to Class A-3 Notes as the Class A-3 Notes are paid monthly.

Payment Summary

Total Principal Collections for the Quarter due on the Quarterly Payment Date falling on 19 July 2007	AUD
Scheduled Principal Payments	12,636,670.18
Unscheduled Principal Payments	203,857,071.62
Redraws	11,415,694.11

Principal Collections	205,078,047.69

Total Available Principal for the current Quarterly Collection Period	AUD
Principal Collections	205,078,047.69
Principal Charge Offs	0.00
Principal Draws	0.00
Payback of Principal Draws	4,575,865.33
Total Available Principal	209,653,913.02

Total Trust Expenses for the current Quarterly Collection Period due on the Quarterly Payment Date falling on 19 July 2007	AUD
Accrued Interest Adjustment (St.George Bank Ltd)	0.00
Miscellaneous Expenses	0.00
Austraclear Cash Transfer Fees (SFE Clearing Austraclear Ltd)	19,041.00
Note Trustee/Paying Agent Fee (Deutsche Bank Trust Co)	0.00
Servicing Fee (St.George Bank Ltd)	2,914,331.52
Managers Fee (Crusade Management Ltd)	874,299.46
Custodian Fee (St.George Custodial Pty Ltd)	145,716.59
Standby Basis Swap Fee (St.George Bank Ltd)	6,000.00
Standby Interest Rate Swap Fee (St.George Bank Ltd)	78,872.35
Total Trust Expenses	4,038,260.92

Total Available Funds for the Quarterly Payment Date falling on 19 July 2007	AUD
Available Income	72,170,755.92
Payment Shortfall	0.00
Principal Draws	0.00
Payback of Principal Draws	-4,575,865.33
Liquidity Draw	0.00
Advances	0.00
Total Available Funds	67,594,890.59

Outstanding Principal Draws	17,363,465.09

Redraw, Liquidity Reserve for the Quarterly Payment Date falling on 19 July 2007	AUD
Redraw Shortfall	0.00
Redraw Carryover Charge Offs	0.00
Redraw Charge Offs (Current Period)	0.00
Liquidity Reserve Beginning Balance	33,176,776.85
Liquidity Reserve Ending Balance	32,418,108.70

Collateral Data

Pool Summary as at 30 June 2007
Outstanding Balance - Variable Rate Housing Loans (A$)	2,362,599,976
Outstanding Balance - Fixed Rate Housing Loans (A$)	1,035,092,755
Total Outstanding Balance (A$)	3,397,692,731
Number of Loans Beginning of Period	14,693
Number of Loans End of Period	14,017
Weighed Average Interest Rate	7.32%
Weighted Average Current LVR	64.34%
Average Loan Size	242,398
Weighted Average Seasoning	24 mths
Weighted Average Term to Maturity	317 mths
Threshold Rate	N/A
Servicer Damages (Material breaches of Representations & Warranties)	Nil
Material modifications, extensions or waivers to home loans	Nil

Arrears as at 30 June 2007
31 - 60 days
No.of Loans	62
Balance (A$)	14,330,180
% of Period Pool Balance	0.42%
61 - 90 days
No.of Loans	16
Balance (A$)	3,809,853
% of Period Pool Balance	0.11%
91 - 120 days
No.of Loans	3
Balance (A$)	691,387
% of Period Pool Balance	0.02%
121 + days
No.of Loans	2
Balance (A$)	818,096
% of Period Pool Balance	0.02%

Foreclosures as at 30 June 2007
Defaults	Nil
Number of Foreclosures	Nil
Balance (A$) Foreclosures	0

Loss and Recovery Data as at 30 June 2007
Losses	Nil
LMI Claims To Date	Nil
Mortgage Shortfall	Nil

CPR
April 2007	15.16%
May 2007	20.87%
June 2007	22.85%